Subsequent Events - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 13, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Net amounts of withdrawn from working capital requirements		$ 1,000,000
Subsequent Event [Member] | WCL Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from Notes	$ 250,000
Unused borrowing capacity, amount	$ 1,250,000